iShares
®
U.S. Healthcare ETF
Schedule of Investments
(unaudited)
July 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Biotechnology  — 22.3%
AbbVie, Inc. ............................ 1,041,183 $ 261,274,462
Alnylam Pharmaceuticals, Inc.
(a)
............... 78,469 16,126,949
Amgen, Inc. ............................ 317,412 122,254,406
Arrowhead Pharmaceuticals, Inc.
(a)
............. 79,342 6,716,300
Ascendis Pharma A.S.
(a)
.................... 29,244 7,132,904
Biogen, Inc.
(a)
........................... 86,748 17,605,506
BioMarin Pharmaceutical, Inc.
(a)
............... 112,632 6,760,173
Bridgebio Pharma, Inc.
(a)
.................... 99,286 7,951,816
Caris Life Sciences, Inc.
(a)
................... 72,378 1,134,163
Exelixis , Inc.
(a)
........................... 146,389 7,763,009
Gilead Sciences, Inc. ...................... 730,570 95,127,520
Halozyme Therapeutics, Inc.
(a)
................ 68,983 5,693,857
Incyte Corp.
(a)
........................... 97,605 11,665,749
Insmed , Inc.
(a)
........................... 126,031 12,426,656
Ionis Pharmaceuticals, Inc.
(a)
................. 96,645 5,003,312
Madrigal Pharmaceuticals, Inc.
(a)(b)
............. 10,510 4,911,533
Moderna, Inc.
(a)
.......................... 214,378 11,752,202
Natera , Inc.
(a)
........................... 80,360 21,517,194
Neurocrine Biosciences, Inc.
(a)
................ 58,179 9,704,257
Regeneron Pharmaceuticals, Inc. .............. 59,438 45,329,202
Revolution Medicines, Inc.
(a)
.................. 112,406 21,079,497
Roivant Sciences Ltd.
(a)
..................... 287,368 9,744,649
Summit Therapeutics, Inc.
(a)(b)
................. 79,332 1,032,903
United Therapeutics Corp.
(a)
.................. 24,361 12,611,933
Vertex Pharmaceuticals, Inc.
(a)
................ 149,512 71,332,175
Viking Therapeutics, Inc.
(a)(b)
.................. 66,486 2,110,266
795,762,593
a
Health Care Equipment & Supplies  — 16.3%
Abbott Laboratories ....................... 1,019,044 107,712,951
Align Technology, Inc.
(a)
..................... 39,328 6,652,724
Baxter International, Inc. .................... 302,790 7,920,986
Becton Dickinson & Co. .................... 167,196 27,691,002
Boston Scientific Corp.
(a)
.................... 871,979 40,747,579
Cooper Companies, Inc. (The)
(a)
............... 114,663 8,292,428
Dexcom, Inc.
(a)
.......................... 225,354 18,805,791
Edwards Lifesciences Corp.
(a)
................ 335,267 28,856,431
Envista Holdings Corp.
(a)
.................... 95,154 2,598,656
GE HealthCare Technologies, Inc. ............. 266,837 18,150,253
Globus Medical, Inc., Class A
(a)
............... 66,139 5,211,092
IDEXX Laboratories, Inc.
(a)
................... 46,483 25,987,251
Insulet Corp.
(a)
........................... 40,647 6,720,981
Intuitive Surgical, Inc.
(a)
..................... 207,300 73,245,309
Medline, Inc., Class A
(a)(b)
.................... 263,460 10,348,709
Medtronic PLC .......................... 754,302 64,409,848
Penumbra, Inc.
(a)
......................... 22,389 7,191,123
ResMed, Inc. ........................... 85,372 18,011,785
Solventum Corp.
(a)
........................ 86,853 7,420,720
STERIS PLC ............................ 57,496 13,132,086
Stryker Corp. ........................... 203,366 66,236,306
Teleflex, Inc. ............................ 26,009 3,555,690
Zimmer Biomet Holdings, Inc. ................ 113,730 10,682,659
579,582,360
a
Health Care Providers & Services  — 13.5%
Centene Corp.
(a)
......................... 289,830 18,033,223
Chemed Corp. ........................... 7,682 4,088,744
Cigna Group (The) ........................ 153,551 42,848,407
DaVita, Inc.
(a)
............................ 18,913 4,540,822
Elevance Health, Inc. ...................... 127,670 47,983,493
Encompass Health Corp. ................... 57,759 6,415,292
Ensign Group, Inc. (The) .................... 33,207 5,916,159
Guardant Health, Inc.
(a)
..................... 74,805 12,117,662
Security Shares Value
a
Health Care Providers & Services (continued)
HCA Healthcare, Inc. ...................... 87,824 $ 35,357,064
Henry Schein, Inc.
(a)
....................... 57,856 4,961,152
Humana, Inc. ........................... 70,592 25,685,605
Labcorp Holdings, Inc. ..................... 48,285 14,929,722
Molina Healthcare, Inc.
(a)
.................... 30,233 5,914,179
Quest Diagnostics, Inc. ..................... 65,001 15,145,883
Tenet Healthcare Corp.
(a)
.................... 50,303 12,816,198
UnitedHealth Group, Inc. .................... 531,019 220,054,274
Universal Health Services, Inc., Class B ......... 29,939 5,042,925
481,850,804
a
Health Care Technology  — 0.6%
Doximity, Inc., Class A
(a)
.................... 77,853 1,627,906
Veeva Systems, Inc., Class A
(a)
............... 87,702 17,871,914
19,499,820
a
Life Sciences Tools & Services  — 9.9%
Agilent Technologies, Inc. ................... 166,173 22,993,358
Avantor, Inc.
(a)
........................... 388,642 5,355,487
Bio-Rad Laboratories, Inc., Class A
(a)
............ 10,640 3,463,107
Bio-Techne Corp. ......................... 91,850 6,621,467
Bruker Corp. ............................ 65,091 4,090,318
Charles River Laboratories International, Inc.
(a)(b)
.... 28,838 6,705,123
Danaher Corp. .......................... 371,616 72,457,688
Illumina, Inc.
(a)
........................... 89,368 18,329,377
IQVIA Holdings, Inc.
(a)
...................... 97,785 22,981,431
Medpace Holdings, Inc.
(a)
................... 13,552 7,820,995
QIAGEN N.V. ........................... 120,788 5,000,623
Repligen Corp.
(a)(b)
........................ 31,270 4,409,383
Revvity , Inc. ............................ 65,593 7,380,524
Sotera Health Co.
(a)
....................... 165,219 2,950,811
Tempus AI, Inc., Class A
(a)(b)
.................. 63,083 2,767,451
Thermo Fisher Scientific, Inc. ................. 218,637 125,563,229
Waters Corp.
(a)
.......................... 57,802 21,809,273
West Pharmaceutical Services, Inc. ............ 41,142 14,027,776
354,727,421
a
Pharmaceuticals  — 37.3%
Axsome Therapeutics, Inc.
(a)
................. 25,303 5,515,801
Bristol-Myers Squibb Co. .................... 1,200,933 78,432,934
Corcept Therapeutics, Inc.
(a)
................. 55,658 6,372,284
Elanco Animal Health, Inc.
(a)(b)
................ 290,546 7,661,698
Eli Lilly & Co. ........................... 469,496 539,375,785
Jazz Pharmaceuticals PLC
(a)
................. 35,075 8,869,064
Johnson & Johnson ....................... 1,417,016 363,252,052
Merck & Co., Inc. ......................... 1,454,874 189,424,595
Organon & Co. .......................... 153,083 2,074,275
Pfizer, Inc. ............................. 3,348,470 83,745,235
Royalty Pharma PLC, Class A ................ 243,039 14,200,769
Viatris , Inc. ............................. 684,686 12,023,086
Zoetis, Inc., Class A ....................... 247,722 19,146,433
1,330,094,011
a
Total Common Stocks — 99.9%
(Cost: $3,635,951,004) ............................... 3,561,517,009

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
U.S. Healthcare ETF
(Percentages shown are based on Net Assets)
2
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Rights
Capital Markets  — 0.0%
TPG, Inc. (Expires 04/09/29)
(a)(c)
............... 117,311 $ 1,173
a
a
Total Rights — 0.0%
(Cost: $–) ........................................ 1,173
Total Long-Term Investments — 99.9%
(Cost: $3,635,951,004) ............................... 3,561,518,182
a
Short-Term Securities
Money Market Funds  —  1.0%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.81%
(d)(e)(f)
...................... 30,938,263 30,947,544
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.65%
(d)(e)
............................ 5,103,577 5,103,577
a
Total Short-Term Securities — 1.0%
(Cost: $36,041,587) ................................. 36,051,121
Total Investments — 100.9%
(Cost: $3,671,992,591) ............................... 3,597,569,303
Liabilities in Excess of Other Assets — (0.9)% ............... (31,066,453)
Net Assets — 100.0% ................................. $ 3,566,502,850
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 19,644,933  $ 11,303,488
(a)
$ —  $ (771) $ (106) $ 30,947,544  30,938,263  $ 15,215
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 2,759,612  2,343,965
(a)
—  —  —  5,103,577  5,103,577  30,764  —
$ —  $ (771) $ (106)
$ 36,051,121
$ 45,979  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ....................................................... 30 09/18/26 $ 4,942 $ 36,431

iShares
®
U.S. Healthcare ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2026
3
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 3,561,517,009  $ —  $ —  $ 3,561,517,009
Rights .................................................. —  —  1,173  1,173
Short-Term Securities
Money Market Funds ........................................ 36,051,121  —  —  36,051,121
$ 3,597,568,130  $ —  $ 1,173  $ 3,597,569,303
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ 36,431  $ —  $ —  $ 36,431
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.